Derivatives and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information

			As of December 31, 2012
	Interest Rate Index	Principal Amount	Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$6,631	$632	13.25	2.35%

Schedule Of Derivate Instruments Statements Of Financial Position Location

		As of December 31,
	Balance Sheet Location	2011	2012

Fuel pricing contracts	Derivative assets, current	1,219	-
	Derivative liabilities, current	-	3
Interest rate swaps	Derivative liabilities, non-current	385	632
	Total, net	834	635

Effect of Derivative Instruments on the Consolidated Statements of Operations

	Statements of Income	For the year ended December 31,
Income/ (loss)	Location	2010	2011	2012

Fuel pricing contracts	Cost of revenue - third-parties	-	375	(10,596)
Interest rate contracts	Interest and finance cost	-	(424)	(331)
Total		-	(49)	(10,927)

Fair value measurements

		Fair value measurements at December 31, 2012
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	632	-	632	-
Fuel pricing contracts	3	-	3	-

Total	635	-	635	-

		Fair value measurements at December 31, 2011
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	(385)	-	(385)	-
Fuel pricing contracts (short)	1,219	-	1,219	-

Total	834	-	834	-